Tax charge - 2022 and 2021 actual tax rate of relevant business operations (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax charge
Tax rate on adjusted operating profit	18.00%	17.00%	18.00%
Tax rate on profit before tax	31.00%	17.00%	15.00%
Hong Kong
Tax charge
Tax rate on adjusted operating profit	6.00%	5.00%	3.00%
Tax rate on profit before tax	(33.00%)	4.00%	1.00%
Indonesia
Tax charge
Tax rate on adjusted operating profit	20.00%	17.00%	24.00%
Tax rate on profit before tax	20.00%	17.00%	23.00%
Malaysia
Tax charge
Tax rate on adjusted operating profit	26.00%	21.00%	18.00%
Tax rate on profit before tax	26.00%	21.00%	18.00%
Singapore
Tax charge
Tax rate on adjusted operating profit	16.00%	15.00%	14.00%
Tax rate on profit before tax	16.00%	15.00%	14.00%
Growth markets and other
Tax charge
Tax rate on adjusted operating profit	24.00%	22.00%	22.00%
Tax rate on profit before tax	14.00%	27.00%	19.00%
Eastspring
Tax charge
Tax rate on adjusted operating profit	10.00%	10.00%	11.00%
Tax rate on profit before tax	10.00%	10.00%	11.00%
Other operations
Tax charge
Tax rate on adjusted operating profit	(1.00%)	(3.00%)	0.00%
Tax rate on profit before tax	(1.00%)	(2.00%)	0.00%